Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Beginning balance	€ 11,823	€ 11,118
Additions	1,385	2,512
Accrued interest	(7)
Interest	443	437	€ 450
Payments	(3,163)	(2,218)
Indexation impact	488	(26)
Ending balance	€ 10,969	€ 11,823	€ 11,118